WARRANTS LIABILTY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Exercise price of warrants	$ 11,500
Exercise price of warrants, expire years	5 years
Warrants liability	$ 331
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Warrants liability	$ 331